Submission	Aug. 05, 2024
Submission [Line Items]
Central Index Key	0000874015
Registrant Name	IONIS PHARMACEUTICALS INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES